SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income (loss) before income taxes from operations in the PRC	$ (7,876)	$ 20,115
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ (1,969)	$ 5,029
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income tax expense	Income tax expense
Tax effect of net operating loss carryforward		$ (5,029)
Valuation allowance of deferred tax assets	1,969
Income tax expense